Commitments - Summary of Commitments Under Leases, Outsourcing and Other Agreements Due (Detail) $ in Millions	Dec. 31, 2020 CAD ($)
Commitments and Contingencies Disclosure [Abstract]
Outsourcing and other agreements, Year 1	$ 106
Outsourcing and other agreements, Year 2	15
Outsourcing and other agreements, Year 3	11
Outsourcing and other agreements, Year 4	13
Outsourcing and other agreements, Year 5	2
Outsourcing and other agreements, Thereafter	15
Long-term software/meter agreement, Year 1	8
Long-term software/meter agreement, Year 2	2
Long-term software/meter agreement, Year 3	1
Long-term software/meter agreement, Year 4	2
Long-term software/meter agreement, Year 5	0
Long-term software/meter agreement, Thereafter	$ 0